INVENTORIES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Inventories [Abstract]
Cost of inventories recognised as expense during period	$ 394.9	$ 500.3
Impairment of inventories to net realizable value	$ 34.0	$ 6.4